Investment In Millburn Multi-Markets Trading L.P. (Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund) (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	81.59%	78.28%
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	74.91%	72.71%
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	6.68%	5.57%